Expense Example - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Clean Energy ETF - Fidelity Clean Energy ETF	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 41
3 years	132
5 years	233
10 years	$ 527